RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 8) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy
Level 3 net derivative asset/(liability) at beginning of period	(24)	32
Total gains/(loss)
Included in earnings	(100)	(69)
Included in OCI		13
Settlements	(40)
Level 3 net derivative liability at end of period	(164)	(24)
Amount of transfer of fair value of assets between level	0	0
Amount of transfer of fair value of liabilities between level	0	0
Fair Value of Other Financial Instruments
Equity investments at carrying value	103	66
Preferred share investment | Minimum
Fair Value of Other Financial Instruments
Cumulative dividends based on average yield of Government of Canada bonds, maturity period of bonds	10 years
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)	4.30%
Preferred share investment | Maximum
Fair Value of Other Financial Instruments
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)	4.40%
Carrying value
Fair Value of Other Financial Instruments
Long-term debt	25,168	20,855
Carrying value | Preferred share investment
Fair Value of Other Financial Instruments
Held to maturity preferred share investment	287	246
Fair value
Fair Value of Other Financial Instruments
Long-term debt	27,469	24,809
Fair value | Preferred share investment
Fair Value of Other Financial Instruments
Held to maturity preferred share investment	580	580